LEASES (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Capital Leases
Amount of leased assets at cost under capital leases	¥ 19,402	¥ 18,858
Accumulated depreciation	¥ 10,143	7,697
Operating Leases
Lease period	2 years
Operating lease expense	¥ 379,972	¥ 357,884	¥ 183,117
Operating Leases
2016	60,665
2017	38,593
Total minimum lease payments	99,258
Capital Leases
2016	3,775
2017	3,775
2018	1,557
Total minimum lease payments	9,107
Less amounts representing interest	193
Present value of minimum lease payments	8,914
Less current portion	3,651
Noncurrent portion	¥ 5,263